Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.3%
3,440	iShares 20+ Year Treasury Bond ETF	$ 567,497	2.0
4,906	iShares Core S&P Small-Cap ETF	275,276	1.0
6,534	Vanguard Global ex-U.S. Real Estate ETF	280,374	1.0
5,018	Vanguard Real Estate ETF	350,507	1.3
4,480	Vanguard Russell 1000 Growth ETF	692,966	2.5
13,969	Vanguard Value ETF	1,244,079	4.5

	Total Exchange-Traded Funds
	(Cost $3,805,848)	3,410,699	12.3

MUTUAL FUNDS: 87.6%
	Affiliated Investment Companies: 87.6%
30,886	Voya High Yield Bond Fund - Class R6	216,823	0.8
24,409	Voya Index Plus LargeCap Portfolio - Class I	551,150	2.0
115,392	Voya Intermediate Bond Fund - Class R6	1,166,618	4.2
26,808	Voya Large-Cap Growth Fund - Class R6	1,108,240	4.0
47,726	Voya MidCap Opportunities Portfolio - Class I	550,277	2.0
185,884	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,760,322	6.4
379,681	Voya Multi-Manager International Equity Fund - Class I	3,360,177	12.1
325,542	Voya Multi-Manager International Factors Fund - Class I	2,415,524	8.7
83,268	Voya Multi-Manager Mid Cap Value Fund - Class I	545,405	2.0
37,908	Voya Short Term Bond Fund - Class R6	362,019	1.3
71,366	Voya Small Company Portfolio - Class I	825,701	3.0
85,256	Voya U.S. High Dividend Low Volatility Fund - Class R6	832,096	3.0
293,348	Voya U.S. Stock Index Portfolio - Class I	4,004,199	14.4
147,785	VY® Invesco Comstock Portfolio - Class I	1,718,745	6.2
107,828	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,792,751	10.1
29,734	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,060,559	7.4

	Total Mutual Funds
	(Cost $29,740,476)	24,270,606	87.6

	Total Investments in Securities (Cost $33,546,324)	$ 27,681,305	99.9
	Assets in Excess of Other Liabilities	21,479	0.1
	Net Assets	$ 27,702,784	100.0

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 3,410,699	$ –	$ –	$ 3,410,699
Mutual Funds	24,270,606	–	–	24,270,606
Total Investments, at fair value	$ 27,681,305	$ –	$ –	$ 27,681,305

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$ -	$ 205,058	$ (1,205)	$ 12,970	$216,823.00	$ 378	$ 26	$ -
Voya Index Plus LargeCap Portfolio - Class I	713,512	73,804	(85,986)	(150,180)	551,150	-	(4,269)	-
Voya Intermediate Bond Fund - Class R6	1,419,991	197,488	(410,287)	(40,574)	1,166,618	12,500	12,703	-
Voya Large-Cap Growth Fund - Class R6	1,469,708	200,365	(367,946)	(193,887)	1,108,240	-	(7,295)	-
Voya MidCap Opportunities Portfolio - Class I	704,108	61,651	(106,895)	(108,587)	550,277	-	(9,365)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,370,621	283,572	(283,371)	(610,500)	1,760,322	-	(18,243)	-
Voya Multi-Manager International Equity Fund - Class I	4,257,461	677,313	(561,023)	(1,013,574)	3,360,177	-	(68,303)	-
Voya Multi-Manager International Factors Fund - Class I	2,964,668	487,393	(424,860)	(611,677)	2,415,524	-	(71,227)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	707,881	158,795	(109,435)	(211,836)	545,405	-	(29,956)	-
Voya Short Term Bond Fund - Class R6	696,985	64,121	(383,415)	(15,672)	362,019	3,866	(8,402)	-
Voya Small Company Portfolio - Class I	1,090,823	245,495	(221,978)	(288,639)	825,701	-	(64,733)	-
Voya Strategic Income Opportunities Fund - Class R6	351,109	27,810	(377,328)	(1,591)	-	2,252	948	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,116,466	229,668	(270,080)	(243,958)	832,096	-	(1,064)	-
Voya U.S. Stock Index Portfolio - Class I	4,299,237	2,067,921	(1,324,512)	(1,038,447)	4,004,199	-	(208,416)	-
VY® Invesco Comstock Portfolio - Class I	2,280,494	539,132	(465,891)	(634,990)	1,718,745	-	(118,173)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,542,478	308,255	(646,086)	(411,896)	2,792,751	-	(118)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,669,461	231,191	(572,336)	(267,757)	2,060,559	-	(122,912)	-
	$30,655,003	$6,059,032	$(6,612,634)	$(5,830,795)	$24,270,606	$18,996	$(718,799)	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $33,977,139.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 122,549
Gross Unrealized Depreciation	(6,418,383)

Net Unrealized Depreciation	$(6,295,834)